Expense Example - Hartford Multi-Asset Income and Growth Fund	Class A Year 1	Class A Year 3	Class A Year 5	Class A Year 10	Class C Year 1	Class C Year 3	Class C Year 5	Class C Year 10	Class I Year 1	Class I Year 3	Class I Year 5	Class I Year 10	Class R3 Year 1	Class R3 Year 3	Class R3 Year 5	Class R3 Year 10	Class R4 Year 1	Class R4 Year 3	Class R4 Year 5	Class R4 Year 10	Class R5 Year 1	Class R5 Year 3	Class R5 Year 5	Class R5 Year 10	Class R6 Year 1	Class R6 Year 3	Class R6 Year 5	Class R6 Year 10	Class Y Year 1	Class Y Year 3	Class Y Year 5	Class Y Year 10	Class F Year 1	Class F Year 3	Class F Year 5	Class F Year 10
USD ($)	649	860	1,087	1,740	277	548	944	2,052	72	224	390	871	137	428	739	1,624	107	334	579	1,283	77	240	417	930	64	202	351	786	75	233	406	906	64	202	351	786